Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2015	2016
Accrued payroll and welfare	$7,406	$18,982
Payable for advertisement	2,718	9,871
Other tax payables	1,517	4,694
VAT payable	550	1,919
Accrued professional services fee	1,506	1,438
Payable to employees for exercise of share options	11,297	—
Others	1,700	3,061

Total	$26,694	$39,965